Select Quarterly Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Select Quarterly Financial Data
Select Quarterly Financial Data (Unaudited)

	2016(3)				2015
(In millions, except per unit data)	1st Qtr.(1)	2nd Qtr.(2)	3rd Qtr.	4th Qtr.	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.(3)
Total revenues and other income	$645	$698	$838	$848	$235	$246	$251	$369
Income from operations	50	128	258	247	93	99	91	98
Net (loss) income	(14)	72	194	182	87	93	86	67
Net (loss) income attributable to MPLX LP	(60)	19	141	133	46	51	41	18
Net (loss) income attributable to MPLX LP per limited partner unit:
Common - basic	$(0.33)	$(0.11)	$0.22	$0.17	$0.46	$0.50	$0.41	$(0.14)
Common - diluted	(0.33)	(0.11)	0.21	0.17	0.46	0.50	0.41	(0.14)
Subordinated - basic and diluted	—	—	—	—	0.46	0.50	—	—
Cash distributions declared per limited partner common unit	$0.5050	$0.5100	$0.5150	$0.5200	$0.4100	$0.4400	$0.4700	$0.5000
Distributions declared:
Limited partner units - Public	$127	$131	$135	$140	$10	$10	$11	$120
Limited partner units - MPC	29	41	44	45	23	25	27	29
General partner units - MPC	4	4	5	5	1	1	1	3
Incentive distribution rights - MPC	40	46	49	52	3	6	8	37
Redeemable preferred units	—	9	16	16	—	—	—	—
Total distributions declared	$200	$231	$249	$258	$37	$42	$47	$189

(1)	First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.

(2)	Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.

(3)	These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.